Guarantor/Non-Guarantor Subsidiary Financial Information	12 Months Ended
Dec. 31, 2011
Guarantor/Non-Guarantor Subsidiary Financial Information [Abstract]
Guarantor/Non-Guarantor Subsidiary Financial Information

18. Guarantor/Non-Guarantor Subsidiary Financial Information

The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the "Subsidiary Issuers"), which includes the 8.875% first priority senior secured notes due 2018, the floating rate second-priority senior secured notes due 2014 and the 9% second-priority notes due 2020.

The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company's foreign subsidiaries and HAI (prior to the deconsolidation of this entity).

All of the subsidiary issuers and subsidiary guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several, subject to certain customary release provisions set forth in the applicable indenture. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company's Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company's ability to obtain cash from the remaining non-guarantor subsidiaries.

This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2011

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473

Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	5	—	(16)

Operating income	294	—	1	73	—	368
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income), net	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3

Income (loss) before income tax, earnings from unconsolidated entities	96	20	2	(15)	—	103
Income tax (benefit) expense	(8)	1	—	10	—	3

Income (loss) before earnings from unconsolidated entities	104	19	2	(25)	—	100
Earnings from unconsolidated entities, net of taxes	32	—	22	1	(39)	16

Net income (loss) from continuing operations	136	19	24	(24)	(39)	116
Net (loss) income from discontinued operations, net of tax	(18)	—	—	20	—	2

Net income (loss)	$118	$19	$24	$(4)	$(39)	$118

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2010

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,002	$—	$—	$2,934	$(339)	$4,597
Cost of sales	1,618	—	—	2,587	(339)	3,866

Gross profit	384	—	—	347	—	731
Selling, general and administrative expense	117	—	—	215	—	332
Terminated merger and settlement income, net	(171)	—	—	—	—	(171)
Business realignment costs	5	—	—	15	—	20
Other operating expense (income), net	6	—	—	(2)	—	4

Operating income	427	—	—	119	—	546
Interest expense, net	92	144	—	40	—	276
Loss on extinguishment of debt	7	5	—	18	—	30
Intercompany interest expense (income), net	123	(169)	(1)	47	—	—
Other non-operating (income) expense, net	(18)	8	—	6	—	(4)

Income before income tax, earnings from unconsolidated entities	223	12	1	8	—	244
Income tax (benefit) expense	(11)	10	—	36	—	35

Income (loss) before earnings from unconsolidated entities	234	2	1	(28)	—	209
(Loss) earnings from unconsolidated entities, net of taxes	(13)	—	(5)	—	26	8

Net income (loss) from continuing operations	221	2	(4)	(28)	26	217
Net (loss) income from discontinued operations, net of tax	(7)	—	—	4	—	(3)

Net income (loss)	$214	$2	$(4)	$(24)	$26	$214

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2009

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$1,418	$—	$—	$2,475	$(344)	$3,549
Cost of sales	1,248	—	—	2,173	(344)	3,077

Gross profit	170	—	—	302	—	472
Selling, general and administrative expense	81	—	—	224	—	305
Terminated merger and settlement (income) expense, net	(64)	—	—	2	—	(62)
Asset impairments	37	—	—	12	—	49
Business realignment costs	14	—	—	23	—	37
Other operating expense (income), net	7	—	(1)	1	—	7

Operating income	95	—	1	40	—	136
Interest expense, net	130	62	—	31	—	223
Gain on extinguishment of debt	(76)	(148)	—	—	—	(224)
Intercompany interest expense (income), net	67	(82)	(1)	16	—	—
Other non-operating (income) expense, net	(6)	7	1	(2)	—	—

(Loss) income before income tax, earnings from unconsolidated entities	(20)	161	1	(5)	—	137
Income tax (benefit) expense	(4)	6	—	(10)	—	(8)

(Loss) income before earnings from unconsolidated entities	(16)	155	1	5	—	145
Earnings from unconsolidated entities, net of taxes	145	—	2	2	(147)	2

Net income from continuing operations	129	155	3	7	(147)	147
Net loss from discontinued operations, net of tax	(12)	—	—	(18)	—	(30)

Net income (loss)	117	155	3	(11)	(147)	117
Net income attributable to noncontrolling interest	(3)	—	—	—	—	(3)

Net income (loss) attributable to Momentive Specialty Chemicals Inc.	$114	$155	$3	$(11)	$(147)	$114

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

DECEMBER 31, 2011

CONDENSED CONSOLIDATING BALANCE SHEET

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$221	$—	$—	$210	$—	$431
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	206	—	—	386	—	592
Inventories:
Finished and in-process goods	116	—	—	138	—	254
Raw materials and supplies	33	—	—	70	—	103
Other current assets	27	—	—	45	—	72

Total current assets	603	—	—	856	—	1,459

Other assets	107	36	40	89	(103)	169
Property and equipment, net	504	—	—	705	—	1,209
Goodwill	93	—	—	74	—	167
Other intangible assets, net	59	—	—	45	—	104

Total assets	$1,366	$36	$40	$1,769	$(103)	$3,108

Liabilities and (Deficit) Equity
Current liabilities
Accounts and drafts payable	$134	$—	$—	$259	$—	$393
Intercompany accounts (receivable) payable	(24)	(42)	1	65	—	—
Debt payable within one year	17	—	—	100	—	117
Intercompany loans payable (receivable)	35	—	—	(35)	—	—
Loans payable to affiliates	2	—	—	—	—	2
Interest payable	14	44	—	3	—	61
Income taxes payable	1	—	—	14	—	15
Accrued payroll and incentive compensation	26	—	—	31	—	57
Other current liabilities	69	—	—	63	—	132

Total current liabilities	274	2	1	500	—	777
Long-term debt	1,134	1,688	—	598	—	3,420
Intercompany loans payable (receivable)	1,254	(1,903)	(16)	665	—	—
Long-term pension and post employment benefit obligations	99	—	—	124	—	223
Deferred income taxes	30	2	—	40	—	72
Other long-term liabilities	116	6	—	34	—	156
Advance from affiliates	225	—	—	—	—	225

Total liabilities	3,132	(205)	(15)	1,961	—	4,873

Total Momentive Specialty Chemicals Inc. shareholder's (deficit) equity	(1,766)	241	55	(193)	(103)	(1,766)
Noncontrolling interest	—	—	—	1	—	1

Total (deficit) equity	(1,766)	241	55	(192)	(103)	(1,765)

Total liabilities and (deficit) equity	$1,366	$36	$40	$1,769	$(103)	$3,108

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

DECEMBER 31, 2010

CONDENSED CONSOLIDATING BALANCE SHEET

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $6, respectively)	$56	$—	$—	$130	$—	$186
Short-term investments	—	—	—	6	—	6
Accounts receivable, net	115	—	—	412	—	527
Inventories:
Finished and in-process goods	122	—	—	144	—	266
Raw materials and supplies	35	—	—	74	—	109
Other current assets	31	—	—	48	—	79
Discontinued operations	102	—	—	141	—	243

Total current assets	461	—	—	955	—	1,416

Other assets	6	41	30	73	3	153
Property and equipment, net	497	—	—	770	—	1,267
Goodwill	93	—	—	76	—	169
Other intangible assets, net	62	—	—	70	—	132

Total assets	$1,119	$41	$30	$1,944	$3	$3,137

Liabilities and (Deficit) Equity
Current liabilities
Accounts and drafts payable	$137	$—	$—	$277	$—	$414
Intercompany accounts (receivable) payable	(140)	(46)	—	186	—	—
Debt payable within one year	25	—	—	57	—	82
Intercompany loans (receivable) payable	(97)	—	—	97	—	—
Loans payable to affiliates	2	—	—	—	—	2
Interest payable	21	46	—	2	—	69
Income taxes payable	7	—	—	17	—	24
Accrued payroll and incentive compensation	28	—	—	37	—	65
Other current liabilities	90	—	—	60	—	150
Discontinued operations	37	—	—	22	—	59

Total current liabilities	110	—	—	755	—	865
Long-term debt	1,152	1,687	—	649	—	3,488
Affiliated long-term debt	80	—	—	20	—	100
Intercompany loans payable (receivable)	1,352	(1,887)	(15)	550	—	—
Long-term pension and post employment benefit obligations	83	—	—	125	—	208
Deferred income taxes	35	2	—	73	—	110
Other long-term liabilities	104	6	—	50	—	160
Advance from affiliates	225	—	—	—	—	225

Total liabilities	3,141	(192)	(15)	2,222	—	5,156

Total Momentive Specialty Chemicals Inc. shareholder's (deficit) equity	(2,022)	233	45	(281)	3	(2,022)
Noncontrolling interest	—	—	—	3	—	3

Total (deficit) equity	(2,022)	233	45	(278)	3	(2,019)

Total liabilities and (deficit) equity	$1,119	$41	$30	$1,944	$3	$3,137

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2011

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(72)	$8	$19	$196		$—	$151

Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)		—	(139)
Capitalized interest	(1)	—	—	—		—	(1)
Purchases of debt securities, net	—	—	—	(2)		—	(2)
Change in restricted cash	—	—	—	3		—	3
Proceeds from the return of capital from subsidiary	69 (a)	—	—	—		(69)	—
Dividends from subsidiaries	60	—	—	—		(60)	—
Capital contribution to subsidiary	(11)	—	(19)	—		30	—
Proceeds from the sale of businesses, net of cash transferred	49	—	—	124		—	173
Proceeds from the sale of assets	2	—	—	1		—	3
Dividends from unconsolidated affiliates, net of funds remitted	12	—	12	(4)		(12)	8

	106	—	(7)	57		(111)	45

Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21		—	14
Borrowings of long-term debt	164	—	—	332		—	496
Repayments of long-term debt	(182)	—	—	(356)		—	(538)
Repayments of affiliated debt	(80)	—	—	(20)		—	(100)
Return of capital to parent	—	—	—	(69	)(a)	69	—
Net intercompany loan borrowings (repayments)	51	4	—	(55)		—	—
Capital contribution from parent	189	—	—	30		(30)	189
Payments of dividends on common stock	(2)	(12)	(12)	(48)		72	(2)
Long-term debt and credit facility financing fees	(2)	—	—	—		—	(2)

	131	(8)	(12)	(165)		111	57

Effect of exchange rates on cash and cash equivalents	—	—	—	(5)		—	(5)

Increase in cash and cash equivalents	165	—	—	83		—	248
Cash and cash equivalents (unrestricted) at beginning of year	56	—	—	124		—	180

Cash and cash equivalents (unrestricted) at end of year	$221	$—	$—	$207		$—	$428

(a)	During the year ended December 31, 2011, Momentive Specialty Chemicals Inc. contributed receivables of $69 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2011, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Specialty Chemicals Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Momentive Specialty Chemicals Inc., respectively.

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2010

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(465)	$19	$—	$491		$—	$45

Cash flows provided by (used in) investing activities
Capital expenditures	(52)	—	—	(67)		—	(119)
Capitalized interest	—	—	—	(1)		—	(1)
Proceeds from matured debt securities, net	—	—	—	4		—	4
Change in restricted cash	—	—	—	2		—	2
Proceeds from the return of capital from subsidiary	367 (a)	—	—	—		(367)	—
Dividends from subsidiaries	18	—	1	—		(19)	—
Deconsolidation of variable interest entity	—	—	—	(4)		—	(4)
Proceeds from the sale of assets	6	—	—	8		—	14
Investment in unconsolidated affiliates, net	—	—	4	1		—	5

	339	—	5	(57)		(386)	(99)

Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	3	—	—	(10)		—	(7)
Borrowings of long-term debt	290	1,433	—	633		—	2,356
Repayments of long-term debt	(1,108)	(406)	—	(663)		—	(2,177)
Repayments of affiliated debt	(3)	—	—	—		—	(3)
Return of capital to parent	—	—	—	(367	)(a)	367	—
Net intercompany loan borrowings (repayments)	987	(973)	—	(14)		—	—
Payments of dividends on common stock	—	(10)	(5)	(4)		19	—
Long-term debt and credit facility financing fees	(9)	(63)	—	—		—	(72)

	160	(19)	(5)	(425)		386	97

Effect of exchange rates on cash and cash equivalents	—	—	—	2		—	2

Increase in cash and cash equivalents	34	—	—	11		—	45
Cash and cash equivalents (unrestricted) at beginning of year	22	—	—	113		—	135

Cash and cash equivalents (unrestricted) at end of year	$56	$—	$—	$124		$—	$180

(a)	In March, June, September and December 2010, Momentive Specialty Chemicals Inc. contributed receivables of $100, $100, $107 and $67, respectively to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2010, the non-guarantor subsidiary sold $374 of the contributed receivables to affiliates of Apollo for net cash of $367. The cash proceeds were returned to Momentive Specialty Chemicals Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Momentive Specialty Chemicals Inc., respectively.

MOMENTIVE SPECIALTY CHEMICALS INC.

Notes to Consolidated Financial Statements

(dollars in millions)

YEAR ENDED DECEMBER 31, 2009

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(197)	$(16)	$—	$568		$—	$355

Cash flows provided by (used in) investing activities
Capital expenditures	(38)	—	—	(93)		—	(131)
Capitalized interest	—	—	—	(5)		—	(5)
Purchases of debt securities, net	—	—	—	(2)		—	(2)
Change in restricted cash	—	—	—	2		—	2
Proceeds from the return of capital from subsidiary	392 (a)	—	—	—		(392)	—
Dividend from subsidiary	6	—	5	—		(11)	—
Proceeds from the sale of assets	4	—	—	—		—	4

	364	—	5	(98)		(403)	(132)

Cash flows (used in) provided by financing activities
Net short-term debt repayments	(2)	—	—	(8)		—	(10)
Borrowings of long-term debt	587	—	—	568		—	1,155
Repayments of long-term debt	(690)	(24)	—	(690)		—	(1,404)
Borrowings of affiliated debt	84	—	—	20		—	104
Return of capital to parent	—	—	—	(392	)(a)	392	—
Purchase of note receivable due from parent	—	—	—	(24)		—	(24)
Payments of dividends on common stock	(10)	—	(5)	(6)		11	(10)
Long-term debt and credit facility financing fees	(5)	—	—	—		—	(5)
Deconsolidation of noncontrolling interest in variable interest entity	(24)	—	—	—		—	(24)
Net intercompany loan (repayments) borrowings	(108)	40	—	68		—	—
Payment of dividends to non-controlling interest	—	—	—	(4)		—	(4)

	(168)	16	(5)	(468)		403	(222)

Effect of exchange rates on cash and cash equivalents	—	—	—	13		—	13

(Decrease) increase in cash and cash equivalents	(1)	—	—	15		—	14
Cash and cash equivalents (unrestricted) at beginning of year	23	—	—	98		—	121

Cash and cash equivalents (unrestricted) at end of year	$22	$—	$—	$113		$—	$135

(a)	In March, June, September, November and December 2009, Momentive Specialty Chemicals Inc. contributed receivables of $70, $85, $110, $33 and $104, respectively to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2009, the non-guarantor subsidiary sold $402 of the contributed receivables to affiliates of Apollo for net cash of $392. The cash proceeds were returned to Momentive Specialty Chemicals Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Momentive Specialty Chemicals Inc., respectively.